Note 8 - Marketable Securities	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of investments other than investments accounted for using equity method [text block]
8.	Marketable Securities

Marketable securities represent Kuya Silver Corp (“Kuya”) shares held by the Company. The Kuya shares were acquired via the Kerr Assets sale on February 26, 2021 and January 31, 2023 described below (“2023 Sale”). The total value of marketable securities at December 31, 2023 was $595 ( December 31, 2022 - $433). These shares were marked-to-market at December 31, 2023 resulting in a net loss of $253 being recorded during the year ended December 31, 2023 ( December 31, 2022 – loss of $589).

On January 31, 2023, the Company completed the sale of the remaining assets of Canadian Cobalt Camp consisting of Keely-Frontier patents (“Cobalt Camp”) which Kuya did not own, as well as their associated asset retirement obligations. To complete the sale, Kuya issued to the Company 777,027 shares at a deemed price of $1.48 per share (being the share price equivalent to the VWAP prior to issuance) comprised of 675,676 shares as consideration for the $1,000 sale and an additional 101,351 to settle $150 of payables to the Company. Kuya had also entered into a royalty agreement with the Company whereby it will grant the Company a two percent royalty on net smelter returns from commercial products derived from the remaining assets. The Company will retain a right of first offer to refine any base metal concentrates produced from the assets at the Company’s Ontario refinery.

Marketable securities represent Kuya Silver Corp (“Kuya”) shares held by the Company. The Kuya shares were acquired via the Kerr Assets sale on February 26, 2021 and January 31, 2023 described below (“2023 Sale”). The total value of marketable securities at December 31, 2024 was $12 ( December 31, 2023 - $595). These shares were marked-to-market at December 31, 2024 resulting in a unrealized gain of $41 being recorded during the year ended December 31, 2024 ( December 31, 2023 – loss of $253 and December 31, 2022 – loss of $589).  During the year ended December 31, 2024, the Company sold marketable securities for proceeds of $930 from sale of 2,332,000 shares (the year ended December 31, 2023 – $816 from sale of 1,719,500 shares) and realized gains of $306 for the year ended December 31, 2024 (the year ended December 31, 2023 – gain of $90 and December 31, 2022 – loss of $220).